Consolidated Statement of Changes in Equity and Income (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stock	Capital in Excess of Par	Retained Earnings (accumulated deficit)	Non-controlling Interests
Balance at Dec. 31, 2009	$ 1,058,378		$ 0	$ 822,664	$ 220,256	$ 24,372
Balance (in shares) at Dec. 31, 2009			0
Increase (Decrease) in Stockholders' Equity
Net income	98,595	98,595			95,757	2,838
Net income - attributable to redeemable non-controlling interests		1,882
Total comprehensive income	107,509	109,391
Federal tax benefit of losses contributed by Holdings	9,752			9,752
Net change in dividends payable to Holdings	300				300
Dividends declared and paid to Holdings	(69,671)				(69,671)
Contribution related to restricted stock awards and stock option issuances by Holdings	2,236			2,236
Distributions to non-controlling interests	(1,419)					(1,419)
Balance at Dec. 31, 2010	1,107,890		0	834,894	246,767	26,229
Balance (in shares) at Dec. 31, 2010			0
Increase (Decrease) in Stockholders' Equity
Net income	129,798	129,798			126,447	3,351
Net income - attributable to redeemable non-controlling interests		1,565
Total comprehensive income	129,798	131,363
Federal tax benefit of losses contributed by Holdings	10,016			10,016
Net change in dividends payable to Holdings	7,360				7,360
Dividends declared and paid to Holdings	(245,729)				(245,729)
Contribution related to restricted stock awards and stock option issuances by Holdings	3,726			3,726
Distributions to non-controlling interests	(2,688)					(2,688)
Balance at Dec. 31, 2011	1,010,105		0	848,844	134,602	26,659
Balance (in shares) at Dec. 31, 2011			0
Increase (Decrease) in Stockholders' Equity
Net income	159,222	159,222			155,504	3,718
Net income - attributable to redeemable non-controlling interests		1,945
Total comprehensive income	159,222	161,167
Federal tax benefit of losses contributed by Holdings	3,917			3,917
Dividends declared and paid to Holdings	(268,479)				(268,479)
Contribution related to restricted stock awards and stock option issuances by Holdings	5,677			5,677
Distributions to non-controlling interests	(1,884)					(1,884)
Balance at Dec. 31, 2012	909,747		0	859,839	21,478	28,430
Balance (in shares) at Dec. 31, 2012			0
Increase (Decrease) in Stockholders' Equity
Net income	67,002	67,002			64,388	2,614
Net income - attributable to redeemable non-controlling interests		1,868
Total comprehensive income		68,870
Federal tax benefit of losses contributed by Holdings	1,181			1,181
Net change in dividends payable to Holdings	5,239				5,239
Dividends declared and paid to Holdings	(196,825)				(196,825)
Contribution related to restricted stock awards and stock option issuances by Holdings	3,537			3,537
Acquisitions of non-controlling interests	261					261
Distributions to non-controlling interests	(797)					(797)
Redeemable non-controlling interests redemption value adjustment	(538)				(538)
Balance at Jun. 30, 2013	$ 788,807		$ 0	$ 864,557	$ (106,258)	$ 30,508
Balance (in shares) at Jun. 30, 2013			0